Net Loss per Common Share - Anti-Dilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,014,041	41	14,049	41	63
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,014,041	41	14,049	41	65